Income Taxes (Details) - Schedule of Company’s Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Net operating loss carryforward
Startup/Organization Expenses	121,654	65,574
Total deferred tax asset	121,654	65,574
Valuation allowance	(121,654)	(65,574)
Deferred tax asset, net of allowance